Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
Summary of timing for remaining contractual payments relating to financial liabilities
The following table summarizes the timing associated with the Company’s remaining contractual payments relating to its financial liabilities as at December 31, 2021. The table reflects the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay (assuming that the Company is in compliance with all of its obligations). The table includes both interest and principal cash flows.

			As at December 31, 2021
	Carrying amount	Maturity	Estimated payment date
			2022	2023	2024	2025
Financial liabilities	$		$	$	$	$
Accounts payable and accrued liabilities	6,057	Within 90 days	6,057	—	—	—
Deferred Payment Liability – debt host	9,712	May 2022	10,000	—	—	—
Interest on Deferred Payment Liability	—	Up to May 2022	121	—	—	—
Deferred Payment Liability – Conversion option	1,588	Up to May 2022	—	—	—	—
Facility	68,750	Up to September 2025	—	—	—	68,750
Interest on Facility	—	Up to September 2025	1,664	1,664	1,668	1,167
	86,107		17,842	1,664	1,668	69,917